Issued Capital and Share Premium - Summary of Issued Capital and Share Premium (Parenthetical) (Detail) ¥ in Thousands			12 Months Ended
	Sep. 01, 2017	Jul. 01, 2015	Dec. 31, 2018 JPY (¥) shares	Dec. 31, 2017 JPY (¥) shares	Dec. 31, 2016 JPY (¥) shares
Disclosure of classes of share capital [line items]
Stock split ratio	2	3
Amount of shares issued and fully paid, issued during the year			¥ 106,301	¥ 438,363	¥ 57,985
Number of shares issued and fully paid, issued during the year | shares			198,000	571,900	104,500
Shares issued, par value			Non-par value ordinary shares
Share capital [member]
Disclosure of classes of share capital [line items]
Amount of shares issued and fully paid, issued during the year			¥ 47,349	¥ 203,494	¥ 27,640
Share premium [member]
Disclosure of classes of share capital [line items]
Amount of shares issued and fully paid, issued during the year			¥ 58,952	¥ 234,869	¥ 30,345